One Financial Way

Cincinnati, Ohio 45242

Telephone: 513-794-6100

May 3, 2024

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re: AuguStar Life Insurance Company

AuguStar Variable Account A (“Registrant”)

Post-Effective Amendment No. 38 to Form N-4 (File No. 333-156432; 811-1978)

Certification Under Rule 497(j)

Ladies and Gentlemen:

The Registrant of the above named registration statement hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those incorporated in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 25th, 2024.

Sincerely,

/s/Timothy Abbott
Timothy Abbott

Assistant Counsel